CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents		$ 20,165	$ 6,492
User funds		3,553	3,328
Trade receivables, net		1,880	1,936
Short-term bank deposit		20,000
Short-term investments		11,520	200
Other receivables and prepaid expenses		2,598	1,215
Current assets		59,716	12,971
NON-CURRENT ASSETS:
Property and equipment, net		583	767
Right-of-use assets, net		1,577	1,384
Intangible assets, net		7,607	9,465
Goodwill		15,628	15,628
Deferred tax assets		969	573
Other long-term assets		1,605	1,018
Non-current assets		27,969	28,835
Total assets		87,685	41,806
CURRENT LIABILITIES:
Short-term bank loan and credit			2,505
Current maturity of lease liabilities		587	613
Trade payables		3,113	3,234
User accounts		3,553	3,328
Accrued expenses and other payables		4,931	7,400
Current liabilities		12,184	17,080
LONG TERM LIABILITIES:
Lease liabilities		712	395
Employee benefit liabilities, net		1,256	1,294
Warrants liability		1,485
Other long-term liabilities		6	1,377
Long term liabilities		3,459	3,066
EQUITY:
Share capital	[1]	0	0
Share premium		256,194	140,229
Reserve from remeasurement of defined benefit plans		27	137
Accumulated deficit		(184,179)	(118,706)
Total equity		72,042	21,660
Total liabilities and equity		$ 87,685	$ 41,806

[1]	Represents an amount lower than $1.